Retirement Plans and Postretirement Costs (Details 6) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 111,466	$ 112,524
Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	7,617	7,233
Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	14,341	48,042
Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	97,125	64,482
Level 2 | Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	7,617	7,233
Equity investments | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		1,008
Equity investments | Small Cap | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		1,008
Equity investments | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,953	12,414
Equity investments | Mid Cap | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,953	12,414
Equity investments | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,945	19,961
Equity investments | Large Cap | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,945	19,961
Equity investments | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,443	8,941
Equity investments | International | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,443	8,941
Fixed Income Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	89,508	62,967
Fixed Income Funds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		5,718
Fixed Income Funds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 89,508	$ 57,249